Acquisitions (Preliminary Estimated Fair Values of Assets Acquired and Liabilities) (Detail) (Umeco [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Jul. 20, 2012
Umeco [Member]
Business Acquisition [Line Items]
Cash		$ 3.0
Trade receivables		65.2
Inventories		58.2
Other current assets		26.1
Plants, equipment and facilities		67.9
Amortizable intangible assets		175.2
Goodwill	184.4	184.4
Deferred tax assets		0.4
Other non-current assets		5.3
Deferred tax liabilities		(52.5)
Other current and non-current liabilities		(109.4)
Total acquisition consideration allocation		$ 423.8